Board of Directors, Senior Management and Key management personnel	12 Months Ended
Dec. 31, 2020
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of Information About Board of Directors Senior Management and Key management personnel [Text Block]
Note 7	Board of Directors, Senior Management and Key management personnel

7.1	Remuneration of the Board of Directors and Senior Management

(a)	Board of directors

SQM S.A. is managed by a Board of Directors which is composed of 8 regular directors, who are elected for a three-year period. The Board of Directors was elected during the ordinary shareholders’ meeting held on April 25, 2019, which included the election of 2 independent directors.

As of December 31, 2020, the Company included the following committees and committee members:

-	Directors’ Committee: This committee is comprised by Georges de Bourguignon, Laurence Golborne Riveros y Alberto Salas Muñoz, and fulfills the functions established in Article 50 bis of Chilean Law on publicly-held corporations. This committee takes on the role of the audit committee in accordance with the US-based Sarbanes Oxley law.

-	The Company’s Health, Safety and Environment Committee: This committee is comprised of Gonzalo Guerrero Yamamoto, Patricio Contesse Fica y Robert J. Zatta.

-	Corporate Governance Committee: This committee is comprised of Hernán Büchi Buc, Patricio Contesse Fica y Francisco Ugarte Larrain.

During the periods covered by these financial statements, there are no pending receivable and payable balances between the Company, its directors or members of Senior Management, other than those related to remuneration, fee allowances and profit-sharing. In addition, there were no transactions conducted between the Company, its directors or members of Senior Management.

(b)	Board of Directors’ Compensation

Directors’ compensation differs according to the period during the corresponding year. Thus, from April 25, 2019 to April 22, 2020 (Period 2019-2020), Directors’ compensation was determined by the annual general shareholders' meeting held on April 25, 2019. While for the following period (Period 2020-2021), Directors’ compensation was determined by the annual general shareholders' meeting held on April 23, 2020. For each of these periods
,
Directors’ compensation is detailed as follows:

Period 2019-2020

(i)	The payment of a fixed, gross and monthly amount of UF 800 in favor of the Chairman of the Board of Directors, of UF 700 in favor of the vice-president of the board of directors and of UF 600 in favor of the remaining six directors and regardless of the number of Board of Directors’ Meetings held or not held during the related month.

(ii)	A variable gross amount payable in national currency to the Chairman and Vice President of the Company equivalent to 0.12% of the net liquid income earned by the Company in 2019 ;

(iii)	A variable gross amount payable in local currency to each Company director, excluding the Chairman and Vice President of the Company, equivalent to 0.06% of the net liquid income earned by the Company in 2019.

Period 2020-2021:

(i)	The payment of a fixed, gross and monthly amount of UF 800 in favor of the Chairman of the Board of Directors, of UF 700 in favor of the vice-president of the board of directors and of UF 600 in favor of the remaining six directors and regardless of the number of Board of Directors’ Meetings held or not held during the related month.

(ii)	A variable gross amount payable in national currency to the Chairman and Vice President of the Company equivalent to 0.09% of the net liquid income that the Company effectively obtains during the 2020
;

(iii)	A variable gross amount payable in local currency to each Company director, excluding the Chairman and Vice President of the Company, equivalent to 0.045% of the net liquid income that the Company effectively obtains during the 2020
.

These fixed and variable amounts for both periods shall not be challenged and those expressed in percentage terms shall be paid immediately after the respective annual general shareholders meeting approves the financial statements, the annual report, the account inspectors report and the external auditors report for the respective year. All amounts expressed in UF shall be paid in Chilean pesos at its value on the last day of the respective calendar month, as determined by the CMF (formerly Superintendence of Banks and Financial Institutions) the Chilean Central Bank or any other relevant institution that replaces them.

Accordingly, the compensation and profit sharing paid to members of the Directors' Committee and the directors as of December 31, 2020 amounted to ThUS$ 4,582 and as of December 31, 2019 to ThUS$ 5,168.

(c)	Directors’ Committee compensation

Directors' Committee compensation differs according to the period during the corresponding year. Thus, for the Period 2019-2020, Directors’ Committee compensation was determined by the annual general shareholders' meeting held on April 25, 2019. While for the Period 2020-2021, Directors’ Committee compensation was determined by the annual general shareholders' meeting held on April 23, 2020. For each of these periods the compensation of the Directors Committee comprises
:

Period 2019-2020

(i)	The payment of a fixed, gross and monthly amount of UF 200 in favor of each of the 3 directors who were members of the Directors’ Committee, regardless of the number of meetings of the Directors’ Committee that have or have not been held during the month concerned.

(ii)	The payment in domestic currency and in favor of each of the 3 directors of a variable and gross amount equivalent to 0.02% of total net profit that the Company effectively obtains during the 2019 fiscal year.

Period 2020-2021

(i)	The payment of a fixed, gross and monthly amount of UF 200 in favor of each of the 3 directors who were members of the Directors’ Committee, regardless of the number of meetings of the Directors’ Committee that have or have not been held during the month concerned.

(ii)	The payment in domestic currency and in favor of each of the 3 directors of a variable and gross amount equivalent to 0.015% of total net profit that the Company effectively obtains during the 2020 fiscal year.

These fixed and variable amounts for both periods shall not be challenged and those expressed in percentage terms shall be paid immediately after the respective annual general shareholders meeting approves the financial statements, the annual report, the account inspectors report and the external auditors report for the respective year. All amounts expressed in UF shall be paid in Chilean pesos at its value on the last day of the respective calendar month, as determined by the CMF (formerly Superintendence of Banks and Financial Institutions) the Chilean Central Bank or any other relevant institution that replaces them.

(d)	Health, Safety and Environmental Matters Committee:

The remuneration of this committee for the 2019–2020 period was composed of the payment of a fixed, gross, monthly amount of UF 100 for each of the 3 directors on the committee regardless of the number of meetings it has held. For the 2020-2021 period, this remuneration remains unchanged.

(e)	Corporate Governance Committee

The remuneration for this committee for the 2019–2020 period was composed of the payment of a fixed, gross, monthly amount of UF 100 for each of the 3 directors on the committees regardless of the number of meetings it has held. For the 2020-2021 period, this remuneration remains unchanged.

(f)	Guarantees constituted in favor of the directors

No guarantees have been constituted in favor of the directors.

(g)	Senior management compensation:

(i)	This includes monthly fixed salary and variable performance bonuses. (See Note 7.2)
(ii)	The Company has an annual bonus plan based on goal achievement and individual contribution to the Company’s results. These incentives are structured as a minimum and maximum number of gross monthly salaries and are paid once a year.
(iii)	In addition, there are retention bonuses for its executives (see Note 18.6)

(h)	Guarantees pledged in favor of the Company’s management

No guarantees have been pledged in favor of the Company’s management.

(i)	Pensions, life insurance, paid leave, shares in earnings, incentives, disability loans, other than those mentioned in the above points.

The Company’s Management and Directors do not receive or have not received any benefit during the ended December 31, 2020 and the year ended December 31, 2019 or compensation for the concept of pensions, life insurance, paid time off, profit sharing, incentives, or benefits due to disability other than those mentioned in the preceding points.

7.2	Key management personnel compensation

As of December 31, 2020 and 2019, the number of the key management personnel is 126 and 124, respectively.

Key management personnel compensation	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	22,858	22,598	27,907

Please also see the description of the compensation plan for executives in Note 18.6.